CONCENTRATIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
CONCENTRATIONS

NOTE 17: CONCENTRATIONS

Customer Concentration. Three customers accounted for more than 10% of the accounts receivable balance at December 31, 2022 and March 31, 2022 for a total of 91% and 87% of accounts receivable, respectively. In addition, two and three customers represent approximately 43% and 96% of total revenues for the Company for the nine months ended December 31, 2022 and 2021, respectively.

Supplier Concentration. Certain of the raw materials, components and equipment used by the Company in the manufacture of its products are available from single-sourced vendors. Shortages could occur in these essential materials and components due to an interruption of supply or increased demand in the industry. If the Company were unable to procure certain materials, components or equipment at acceptable prices, it would be required to reduce its manufacturing operations, which could have a material adverse effect on its results of operations. In addition, the Company may make prepayments to certain suppliers or enter into minimum volume commitment agreements. Should these suppliers be unable to deliver on their obligations or experience financial difficulty, the Company may not be able to recover these prepayments.

The Company occasionally maintains cash balances in excess of the FDIC insured limit. The Company does not consider this risk to be material.

Commodity price risk

We are exposed to fluctuations in commodity prices for oil and natural gas. Commodity prices are affected by many factors, including but not limited to, supply and demand.

White River Holdings Corp [Member]
CONCENTRATIONS

NOTE 11: CONCENTRATIONS

Customer Concentration. Three and three customers accounted for more than 10% of the accounts receivable balance at March 31, 2022 and 2021 for a total of 66% and 87% of accounts receivable, respectively. In addition, three and three customers represent approximately 95% and 91% of total revenues for the Company for the years ended March 31, 2022 and 2021, respectively.

Supplier Concentration. Certain of the raw materials, components and equipment used by the Company in the manufacture of its products are available from single-sourced vendors. Shortages could occur in these essential materials and components due to an interruption of supply or increased demand in the industry. If the Company were unable to procure certain materials, components or equipment at acceptable prices, it would be required to reduce its manufacturing operations, which could have a material adverse effect on its results of operations. In addition, the Company may make prepayments to certain suppliers or enter into minimum volume commitment agreements. Should these suppliers be unable to deliver on their obligations or experience financial difficulty, the Company may not be able to recover these prepayments.

The Company occasionally maintains cash balances in excess of the FDIC insured limit. The Company does not consider this risk to be material.

Commodity price risk

We are exposed to fluctuations in commodity prices for oil and natural gas. Commodity prices are affected by many factors, including but not limited to, supply and demand.